Schedule of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net (loss) income per share attributable to ordinary shareholders
Net (loss) income-basic	$ (5,730,751)	$ 2,326,597	$ 2,787,236
Net (loss) income-diluted	$ (5,730,751)	$ 2,326,597	$ 2,787,236
Weighted average number of ordinary shares outstanding-basic	11,849,178	11,250,000	11,250,000
Weighted average number of ordinary shares outstanding-diluted	11,849,178	11,250,000	11,250,000
(Loss) Earnings per share-basic	$ (0.48)	$ 0.21	$ 0.25
(Loss) Earnings per share-diluted	$ (0.48)	$ 0.21	$ 0.25